Earnings Per Share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Earnings Per Share

3.Earnings per share

EARNINGS PER SHARE

Quarters				Half year
Q2 2019	Q1 2019	Q2 2018		2019	2018
2,998	6,001	6,024	Income/(loss) attributable to Royal Dutch Shell plc shareholders ($ million)	8,999	11,923
			Weighted average number of shares used as the basis for determining:
8,100.8	8,152.2	8,309.4	Basic earnings per share (million)	8,126.3	8,307.0
8,153.7	8,210.7	8,376.0	Diluted earnings per share (million)	8,182.1	8,376.6